Offerings	Apr. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes Due 2028
Amount Registered | shares	590,050,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 590,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,485.90
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro 1.00 = U.S. $1.1801, as announced by the U.S. Federal Reserve Board as of April 17, 2026. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Senior Notes Due 2030
Amount Registered | shares	885,075,000
Proposed Maximum Offering Price per Unit	0.99934
Maximum Aggregate Offering Price	$ 884,490,850.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,148.19
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro 1.00 = U.S. $1.1801, as announced by the U.S. Federal Reserve Board as of April 17, 2026. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625% Senior Notes Due 2034
Amount Registered | shares	885,075,000
Proposed Maximum Offering Price per Unit	0.99918
Maximum Aggregate Offering Price	$ 884,349,238.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,128.63
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro 1.00 = U.S. $1.1801, as announced by the U.S. Federal Reserve Board as of April 17, 2026. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes Due 2038
Amount Registered | shares	1,180,100,000
Proposed Maximum Offering Price per Unit	0.99953
Maximum Aggregate Offering Price	$ 1,179,545,353.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 162,895.21
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro 1.00 = U.S. $1.1801, as announced by the U.S. Federal Reserve Board as of April 17, 2026. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.